Market Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2020
Market Risk Management and Financial Instruments
Market Risk Management and Financial Instruments

23. Market Risk Management and Financial Instruments

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management approach focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group.

Management regularly reviews the Group’s risk management objectives to ensure that risks are identified and managed appropriately. The Supervisory Board is made aware of and reviews management’s risk assessments prior to entering into significant transactions.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade accounts receivable and contract assets) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Trade accounts receivable and contract assets

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. The Group evaluates this risk through detailed ageing analysis and also detailed analysis of the credit worthiness of the consumers. The Group follows risk control procedures to assess the credit quality of the customers taking into account their financial position, past experience and other factors. The compliance with credit limits by corporate customers is regularly monitored by management. As of December 31, 2020, the carrying amount of primary financial instruments is comprised of trade accounts receivables and the amount of TEUR 26,337 represents the maximum exposure to credit risk for those financial instruments. In 2019 the maximum exposure to credit risk for those financial instruments was TEUR 25,940 and comprised of trade accounts receivables and contract assets. As of December 31, 2020, 16% (2019: 20%) of trade accounts receivables were due from one customer, as well as two customers which account for 15% each (2019:12% and 17%). In 2019, 100% of contract assets related to an individual customer. Trade accounts receivable are unsecured.

The Group allocates each exposure to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to management accounts and cash flow projections and available press information about customers) and applying experienced credit judgement. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default.

The table in Note 9 provides information about the exposure to credit risk and ECLs for trade receivables for corporate customers at December 31, 2020 and December 31, 2019. The Group uses an allowance matrix to measure the ECLs of trade accounts receivable from individual customers, which comprise a very large number of small balances.

Cash deposits

The Group’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2020 and December 31, 2019 is the carrying amount of cash and cash equivalents in the statements of financial position. The Group believes the risk of loss of carrying amount is remote and mitigated in part by spreading cash deposits across different subsidiaries and banks.

Interest rate risk

Interest rate risk includes the influence of positive and negative changes to interest rates on the Group’s profit, equity, or cash flow in the current or any future reporting period. Interest rate risks from financial instruments arise mainly in connection with financial liabilities, including borrowings under the Group’s existing working capital and equipment financing facilities. With the amount of cash and cash equivalents and financial instruments that the Group maintained at December 31, 2020 and December 31, 2019, a hypothetical increase or decrease of one percentage point, or 100 basis points, in interest rates, would not have had a material effect on the Group’s financial statements.

Liquidity risk

The primary objective of the Group’s liquidity and capital management is to monitor the availability of cash and capital in order to support its business expansion and growth. The Group manages its liquidity and capital structure with reference to economic conditions, performance of its local operations and local regulations. The table below presents the contractual undiscounted cash flows relating to the Group’s financial liabilities at the balance sheet date. The cash flows are grouped based on the remaining period to the contractual maturity date. The Group has sufficient funds to meet these commitments as they become due.

		Between 1 and	More Than
In EUR	Up to 1 Year	3 Years	3 Years
Balance at December 31, 2020
Non‑current loans		1,653,327	—
Current loans	20,778,308	—	—
Trade accounts payable	30,610,890	—	—
Lease liabilities	1,734,382	3,207,209	4,542,080
Other current financial liabilities	3,949,072	—	—
Total	57,072,653	4,860,536	4,542,080
Balance at December 31, 2019
Non‑current loans	—	2,832,316	—
Current loans	28,850,173	—	—
Trade accounts payable	24,147,955	—	—
Lease liabilities	3,348,791	4,777,899	4,544,369
Other current financial liabilities	5,837,124	—	—
Total	62,184,043	7,610,215	4,544,369

The Group assessed the concentration of risk with respect to refinancing its debt and concluded it to be low. Based on the cash flow forecast for 2021, the Group has sufficient liquidity as at December 31, 2020 for the next twelve months.

Foreign exchange risk

The Group operates globally and is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. The Group’s exposures primarily consist of the U.S. dollar and Japanese Yen. Foreign exchange risk arises from commercial transactions and recognized financial assets and liabilities denominated in a currency other than the functional currency of the entity.

The following tables demonstrate the sensitivity to a reasonably possible change in the exchange rates of Euros for U.S. Dollar and Japanese Yen:

Balances at December 31, 2020

			Current
			Interest‑				Impact on
	Cash and	Trade	Bearing	Trade	Currency	Change	Profit (+)
	Cash	Accounts	Loans and	Accounts	Risk	of Risk	or Loss (−)
In EUR	Equivalents	Receivables	Borrowings	Payable	Exposure	(bps)	in Euro
Balance at December 31, 2020
Amounts in USD	83,933,959	15,409,594	(21,134,757)	(25,416,839)	52,791,957	+/- 1.000	+/− 4,302,172
Amounts in JPY		4,084,144			4,084,144	+/- 1.000	+/− 3,229

Balances at December 31, 2019

		Current
		Interest‑				Impact on
	Trade	Bearing	Trade	Currency	Change	Profit (+)
	Accounts	Loans and	Accounts	Risk	of Risk	or Loss (−)
In EUR	Receivables	Borrowings	Payable	Exposure	(bps)	in Euro
Balance at December 31, 2019
Amounts in USD	4,053,992	(17,853,725)	(3,487,841)	25,395,559	+/− 1,000	+/− 2,260,598
Amounts in JPY	—	—	(4,323,071)	4,323,071	+/− 1,000	+/− 3,545

Capital management

The Group’s policy is to maintain a strong capital base so as to maintain investor and creditor confidence and to sustain future development of the business. Management monitors capital through regular review of cash and cash equivalent balances at each subsidiary, trade account receivables collection and trade accounts payables to manage credit demand. Management also regularly monitors sufficiency of credit lines and interest‑bearing loans, diversification of banks and lenders and updated cash flow forecasts.

Financial assets and liabilities at carrying amount

The following table presents the carrying amount and the fair values of financial assets and liabilities to the definitions and categories of IFRS 9 as at December 31, 2020 and as at December 31, 2019. The respective fair value of financial instruments as of the reporting dates is also presented:

		December 31,
In EUR	Category	2020
	According to	Carrying	Fair
	IFRS 9	Amount	Value*
Assets
Other Non‑current financial assets	AC	155,105	155,105
Trade accounts receivables	AC	26,337,073	26,337,073
Other current financial assets
Current tax assets	AC	2,219,057	2,219,057
Cash and cash equivalents	AC	81,021,280	81,021,280
Liabilities
Non‑current interest bearing loans and borrowings	AC	1,639,813	1,590,461
Current liabilities
Current interest bearing loans and borrowings
Bank loans	AC	20,646,533	20,646,533
Trade accounts payable	AC	27,384,396	27,384,396
Other current financial liabilities
Financial liabilities due to third parties	AC	775,922	775,922
Invoices not yet received	AC	2,681,136	2,681,136
Miscellaneous other financial liabilities	AC	317,144	317,144

The term AC stands for Measurement at Amortized Cost

		December 31, 2019
	Category
	According to		Fair
In EUR	IFRS 9	Carrying Amount	Value*
Assets
Other Non‑current financial assets	AC	156,757	156,757
Trade accounts receivables	AC	25,224,456	25,224,456
Other current financial assets
Cash and cash equivalents	AC	9,335,123	9,335,123
Liabilities
Non‑current interest bearing loans and borrowings	AC	2,797,277	2,702,122
Current liabilities
Current interest bearing loans and borrowings
Bank loans	AC	28,648,651	28,648,651
Trade accounts payable	AC	24,147,955	24,147,955
Other current financial liabilities
Financial liabilities due to third parties	AC	851,032	851,032
Invoices not yet received	AC	4,972,937	4,972,937
Miscellaneous other financial liabilities	AC	13,155	13,155

*Carrying amount approximates fair values